Fair Value Of Assets And Liabilities (Nonrecurring Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	$ 230,456		$ 223,443
Loans, net of unearned income	15,389,074		16,708,582		16,397,127
Real estate acquired by foreclosure	71,562		60,690
Other assets	205,746		314,949
Net gains/(losses), Loans, net of unearned income	(3,109)		(55,948)		(48,330)
Net gains/(losses), Real estate acquired by foreclosure	(4,987)		(9,422)		(18,358)
Net gains/(losses), Other assets	(4,902)		(8,248)		(12,192)
Gain (loss) on financial assets measured on non-recurring basis	(12,981)		(74,039)		(84,829)
Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	62,839	[1]	117,064	[1]	125,297	[1]
Real estate acquired by foreclosure	45,753	[2]	41,767	[2]	68,884	[2]
Other assets	66,128	[3]	76,501	[3]	91,243	[3]
Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		2,349
Other assets	178,846		290,622
Fair Value Inputs Level2 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	0	[1]	0	[1]	0	[1]
Real estate acquired by foreclosure	0	[2]	0	[2]	0	[2]
Other assets	0	[3]	0	[3]	0	[3]
Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	230,456		221,094
Other assets	0		0
Fair Value Inputs Level3 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	62,839	[1]	117,064	[1]	125,297	[1]
Real estate acquired by foreclosure	45,753	[2]	41,767	[2]	68,884	[2]
Other assets	66,128	[3]	76,501	[3]	91,243	[3]
Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		0
Other assets	26,900		24,327
Fair Value Inputs Level1 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	0	[1]	0	[1]	0	[1]
Real estate acquired by foreclosure	0	[2]	0	[2]	0	[2]
Other assets	0	[3]	0	[3]	0	[3]
First Mortgage [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	9,457		12,054		11,980
Net gains/(losses), Loans held for sale	139		(436)		(5,947)
First Mortgage [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		0		0
First Mortgage [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	9,457		12,054		11,980
First Mortgage [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		0		0
Small Business Administrations [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	6,185		23,902		66,730
Net gains/(losses), Loans held for sale	(122)		15		(2)
Small Business Administrations [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	6,185		23,902		66,730
Small Business Administrations [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		0		0
Small Business Administrations [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	$ 0		$ 0		$ 0

[1]	Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
[2]	Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
[3]	Represents tax credit investments.